Cover	Dec. 22, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 22, 2025
Entity Registrant Name	VOLATO GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41104
Entity Tax Identification Number	86-2707040
Entity Address, Address Line One	1954 Airport Road, Suite 124
Entity Address, City or Town	Chamblee
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30341
City Area Code	844
Local Phone Number	399-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SOAR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001853070